Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Lessee, Lease, Description [Line Items]
Percentage of lease payments discounted incremental borrowing rate	9.94%
Operating right-of-use assets obtained in exchange for new operating lease liabilities	$ 216,358
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	72 months	72 months
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	24 months	24 months